Financial assets and liabilities measured at fair value - Summary of Assets and Liabilities Measured at Fair Value (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Unquoted debt securities not meeting the definition of equity instruments
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	€ 78	€ 63	€ 52
Level 1
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	6,449	10,022	6,263
Total financial liabilities measured at fair value	0	0	0
Level 1 | Bayer contingent purchase consideration arising from the acquisition of Genzyme
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	0	0	0
Level 1 | MSD contingent consideration (European vaccines business)
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	0	0	0
Level 1 | Shire contingent consideration arising from the acquisition of Translate Bio
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	0	0	0
Level 1 | Other contingent consideration arising from business combinations and acquisitions
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	0	0	0
Level 1 | Non-current derivatives
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	0	0	0
Level 1 | Current derivatives
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	0	0	0
Level 1 | Quoted equity investments
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	396	439	114
Level 1 | Unquoted equity investments
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	0	0	0
Level 1 | Quoted debt securities
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	447	426	403
Level 1 | Unquoted debt securities not meeting the definition of equity instruments
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	0	0	0
Level 1 | Contingent consideration relating to divestments
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	0	0	0
Level 1 | Financial assets held to meet obligations under deferred compensation plans
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	549	454	442
Level 1 | Non-current derivatives
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	0	0	0
Level 1 | Current derivatives
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	0	0	0
Level 1 | Mutual fund investments
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	5,057	8,703	5,304
Level 2
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	298	82	225
Total financial liabilities measured at fair value	85	297	99
Level 2 | Bayer contingent purchase consideration arising from the acquisition of Genzyme
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	0	0	0
Level 2 | MSD contingent consideration (European vaccines business)
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	0	0	0
Level 2 | Shire contingent consideration arising from the acquisition of Translate Bio
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	0	0	0
Level 2 | Other contingent consideration arising from business combinations and acquisitions
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	0	0	0
Level 2 | Non-current derivatives
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	6	92	10
Level 2 | Current derivatives
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	79	205	89
Level 2 | Quoted equity investments
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	0	0	0
Level 2 | Unquoted equity investments
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	0	0	0
Level 2 | Quoted debt securities
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	0	0	0
Level 2 | Unquoted debt securities not meeting the definition of equity instruments
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	0	0	0
Level 2 | Contingent consideration relating to divestments
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	0	0	0
Level 2 | Financial assets held to meet obligations under deferred compensation plans
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	0	0	0
Level 2 | Non-current derivatives
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	3	24	37
Level 2 | Current derivatives
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	295	58	188
Level 2 | Mutual fund investments
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	0	0	0
Level 3
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	883	695	834
Total financial liabilities measured at fair value	714	605	800
Level 3 | Bayer contingent purchase consideration arising from the acquisition of Genzyme
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	59	104	156
Level 3 | MSD contingent consideration (European vaccines business)
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	269	312	385
Level 3 | Shire contingent consideration arising from the acquisition of Translate Bio
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	354	0	0
Level 3 | Other contingent consideration arising from business combinations and acquisitions
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	32	189	259
Level 3 | Non-current derivatives
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	0	0	0
Level 3 | Current derivatives
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	0	0	0
Level 3 | Quoted equity investments
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	0	0	0
Level 3 | Unquoted equity investments
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	427	149	290
Level 3 | Quoted debt securities
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	0	0	0
Level 3 | Unquoted debt securities not meeting the definition of equity instruments
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	78	63	52
Level 3 | Contingent consideration relating to divestments
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	378	483	492
Level 3 | Financial assets held to meet obligations under deferred compensation plans
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	0	0	0
Level 3 | Non-current derivatives
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	0	0	0
Level 3 | Current derivatives
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	0	0	0
Level 3 | Mutual fund investments
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	€ 0	€ 0	€ 0